Retirement Plans (Postemployment Severance Plan And Defined Contribution Plan) (Narrative) (Details) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended
	May 29, 2011	May 30, 2010	May 31, 2009	May 29, 2005
Unrecognized actuarial losses on postemployment severance costs	$ 2,800,000	$ 3,100,000
Percentage of employer contribution	6.00%
Description of defined contribution pension and other postretirement plans

We have a defined contribution plan covering most employees age 21 and older. We match contributions for participants with at least one year of service up to six percent of compensation, based on our performance. The match ranges from a minimum of $0.25 to $1.20 for each dollar contributed by the participant. The plan had net assets of $658.9 million at May 29, 2011 and $553.2 million at May 30, 2010. Expense recognized in fiscal 2011, 2010 and 2009 was $0.7 million, $1.2 million and $2.0 million, respectively. Employees classified as "highly compensated" under the IRC are not eligible to participate in this plan. Instead, highly compensated employees are eligible to participate in a separate non-qualified deferred compensation plan. This plan allows eligible employees to defer the payment of part of their annual salary and all or part of their annual bonus and provides for awards that approximate the matching contributions and other amounts that participants would have received had they been eligible to participate in our defined contribution and defined benefit plans. Amounts payable to highly compensated employees under the non-qualified deferred compensation plan totaled $200.1 million and $158.1 million at May 29, 2011 and May 30, 2010, respectively. These amounts are included in other current liabilities.

Defined benefit plan net assets	658,900,000	553,200,000
Defined contribution plan, expense recognized	700,000	1,200,000	2,000,000
Amounts payable to highly compensated employees under non-qualified deferred compensation plan	200,100,000	158,100,000
ESOP borrowings from third parties	50,000,000
ESOP borrowings from at variable interest rate	25,000,000			1,600,000
ESOP incurred interest expense	100,000	100,000	300,000
Dividends received from employer	1,400,000	1,600,000	1,800,000
Contributions received from employer	100,000	200,000	2,400,000
ESOP's debt		8,000,000
Common shares held in ESOP		5.3
ESOP, allocated shares		3.8
ESOP, suspense shares		1.5
Additional shares acquired from common stock				0.05
ESOP shares, fair value		2,200,000
Maximum [Member]
Employer contribution, per dollar	1.20
Minimum [Member]
Employer contribution, per dollar	$ 0.25
Employee Stock Ownership Plan [Member]
Variable rate of interest		0.55%
Maturity date of debt		Dec. 01, 2014